UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Brahman Capital Corp.
Address: 655 Third Avenue
         11th Floor
         New York, NY  10017

13F File Number:  028-05444

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard Grossman
Title:     General Counsel
Phone:     (212) 681-9797

Signature, Place, and Date of Signing:

 /s/   Richard Grossman     New York, NY     February 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    20

Form 13F Information Table Value Total:    $1,334,244 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN INTL GROUP INC        COM NEW          026874784    81986  3533900 SH       SOLE                  3533900        0        0
AON CORP                       COM              037389103    12468   266400 SH       SOLE                   266400        0        0
ARCH CAP GROUP LTD             ORD              G0450A105    28779   773000 SH       SOLE                   773000        0        0
CHARTER COMMUNICATIONS INC D   CL A NEW         16117M305    12686   222800 SH       SOLE                   222800        0        0
CIT GROUP INC                  COM NEW          125581801    32426   929900 SH       SOLE                   929900        0        0
COLFAX CORP                    COM              194014106     5659   198700 SH       SOLE                   198700        0        0
GLOBE SPECIALTY METALS INC     COM              37954N206    22683  1694059 SH       SOLE                  1694059        0        0
LIBERTY GLOBAL INC             COM SER A        530555101    34092   830900 SH       SOLE                   830900        0        0
OMNICARE INC                   COM              681904108    34795  1010000 SH  CALL SOLE                  1010000        0        0
OMNICARE INC                   COM              681904108   139466  4048362 SH       SOLE                  4048362        0        0
ORACLE CORP                    COM              68389X105    25650  1000000 SH       SOLE                  1000000        0        0
ROCKWOOD HLDGS INC             COM              774415103    34215   869065 SH       SOLE                   869065        0        0
SIX FLAGS ENTMT CORP NEW       COM              83001A102   109983  2666894 SH       SOLE                  2666894        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103   376500  3000000 SH  PUT  SOLE                  3000000        0        0
VALEANT PHARMACEUTICALS INTL   COM              91911K102   141006  3020050 SH       SOLE                  3020050        0        0
VALEANT PHARMACEUTICALS INTL   COM              91911K102    58363  1250000 SH  CALL SOLE                  1250000        0        0
WALTER INVT MGMT CORP          COM              93317W102     1471    71721 SH       SOLE                    71721        0        0
WELLCARE HEALTH PLANS INC      COM              94946T106    55794  1062752 SH       SOLE                  1062752        0        0
XEROX CORP                     COM              984121103    42226  5304800 SH  CALL SOLE                  5304800        0        0
XEROX CORP                     COM              984121103    83996 10552200 SH       SOLE                 10552200        0        0